Recent Accounting Pronouncements and Significant Accounting Policies, Principles of Consolidation (Details)	12 Months Ended
Dec. 31, 2023 Contract Subsidiary
Principles of Consolidation [Abstract]
Number of newly established subsidiaries | Subsidiary	3
Number of shipbuilding contracts signed | Contract	3